******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22543
Reporting Period: 07/01/2015 - 06/30/2016
KKR Income Opportunities Fund


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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number_(811-22543)_


                         KKR Income Opportunities Fund
               (Exact name of registrant as specified in charter)



                              KKR Asset Management
                       555 California Street, 50th Floor
                        San Francisco, California 94104
              (Address of principal executive offices) (Zip code)



                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                    (Name and address of agent for service)




       Registrant's telephone number, including area code: (415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2016


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======================== KKR Income Opportunities Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT
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                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Income Opportunities Fund



By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President


Date August 11, 2016

* Print the name and title of each signing officer under his or her signature.